Financial Risk Management - Summary of Maturity Analysis for Derivative Financial Liabilities (Detail) - EUR (€) € in Thousands	Jun. 30, 2023	Dec. 31, 2022
Disclosure of maturity analysis for derivative financial liabilities [line items]
Capital	€ 178,781	€ 133,627
Interest	19,915	11,222
Total	198,696	144,849
1 July 2023 - 30 June 2024
Disclosure of maturity analysis for derivative financial liabilities [line items]
Capital	112,512	89,268
Interest	6,166	3,428
Total	118,678	92,696
1 July 2024 - 30 June 2025
Disclosure of maturity analysis for derivative financial liabilities [line items]
Capital	21,773	12,063
Interest	5,810	2,785
Total	27,583	14,848
1 July 2025 - 30 June 2026
Disclosure of maturity analysis for derivative financial liabilities [line items]
Capital	18,369	10,688
Interest	4,071	2,014
Total	22,440	12,702
1 July 2026 - 30 June 2027
Disclosure of maturity analysis for derivative financial liabilities [line items]
Capital	14,274	8,024
Interest	2,332	1,398
Total	16,606	9,422
1 July 2027 - 30 June 2028
Disclosure of maturity analysis for derivative financial liabilities [line items]
Capital	6,294	6,907
Interest	1,256	838
Total	7,550	7,745
More than five years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Capital	5,559	6,677
Interest	280	759
Total	€ 5,839	€ 7,436